Statements Of Financial Condition (Parenthetical) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Redeemable capital Shares, par value
Redeemable capital Shares, issued	39,750,000	52,700,000
Redeemable capital Shares, outstanding	39,750,000	52,700,000